WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.7%
U.S. Government Obligations - 23.7%
U.S. Treasury Bonds	1.125%	8/15/40	13,820,000	$11,829,056	(a)
U.S. Treasury Bonds	1.875%	2/15/41	17,800,000	17,424,531	(b)
U.S. Treasury Bonds	3.750%	11/15/43	7,350,000	9,641,133
U.S. Treasury Bonds	2.875%	8/15/45	31,610,000	36,366,317
U.S. Treasury Bonds	2.750%	8/15/47	31,360,000	35,484,575
U.S. Treasury Bonds	3.125%	5/15/48	19,160,000	23,241,978
U.S. Treasury Bonds	3.000%	2/15/49	80,000	95,272
U.S. Treasury Bonds	2.000%	2/15/50	5,020,000	4,891,559
U.S. Treasury Bonds	1.250%	5/15/50	29,850,000	24,115,535
U.S. Treasury Bonds	1.375%	8/15/50	54,660,000	45,649,641
U.S. Treasury Bonds	1.875%	2/15/51	7,590,000	7,189,153
U.S. Treasury Notes	1.750%	7/31/24	20,000	20,942
U.S. Treasury Notes	0.375%	4/30/25	140,000	139,027
U.S. Treasury Notes	0.375%	11/30/25	160,000	157,769
U.S. Treasury Notes	1.125%	2/29/28	6,850,000	6,857,492	(b)
U.S. Treasury Notes	0.625%	5/15/30	2,070,000	1,939,412
U.S. Treasury Notes	0.875%	11/15/30	200,000	190,750

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $225,353,021)				225,234,142

CORPORATE BONDS & NOTES - 19.2%
COMMUNICATION SERVICES - 0.6%
Media - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	750,000	786,701	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	60,000	62,910	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	60,000	62,205	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	530,000	545,079	(c)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	760,000	910,716
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	180,000	198,261
DISH DBS Corp., Senior Notes	5.875%	11/15/24	310,000	324,840
DISH DBS Corp., Senior Notes	7.750%	7/1/26	330,000	363,582

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	1

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	500,000	$716,263
Walt Disney Co., Senior Notes	8.450%	8/1/34	350,000	553,918

Total Media				4,524,475

Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	20,000	20,129
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	10,000	10,075
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	120,000	119,688
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	360,000	351,450
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	270,000	265,275

Total Wireless Telecommunication Services				766,617

TOTAL COMMUNICATION SERVICES				5,291,092

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.5%
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	300,000	300,368
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	490,000	499,040
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	206,281
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	216,250
Ford Motor Credit Co. LLC, Senior Notes	4.271%	1/9/27	246,000	260,606
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	1,860,000	1,959,975
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	200,000	197,290
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000	409,244
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	600,000	644,155

Total Automobiles				4,693,209

Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	68,000	68,748	(c)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	60,000	58,913	(c)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	22,614
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	140,000	161,019
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	110,000	114,075
Sands China Ltd., Senior Notes	4.600%	8/8/23	520,000	558,308
Sands China Ltd., Senior Notes	5.125%	8/8/25	730,000	817,567
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	678,158

See Notes to Schedule of Investments.

2	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	3,100,000	$3,214,654	(c)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,760,000	1,743,130	(c)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	780,000	812,663	(c)

Total Hotels, Restaurants & Leisure				8,249,849

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	526,112
Lennar Corp., Senior Notes	4.500%	4/30/24	380,000	417,136
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	123,681
Lennar Corp., Senior Notes	5.000%	6/15/27	60,000	70,350

Total Household Durables				1,137,279

Internet & Direct Marketing Retail - 0.2%
Prosus NV, Senior Notes	5.500%	7/21/25	880,000	1,001,513	(c)
Prosus NV, Senior Notes	4.850%	7/6/27	1,310,000	1,486,785	(c)

Total Internet & Direct Marketing Retail				2,488,298

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,540,000	2,665,412	(c)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,176,000	1,204,665

Total Textiles, Apparel & Luxury Goods				3,870,077

TOTAL CONSUMER DISCRETIONARY				20,438,712

CONSUMER STAPLES - 0.9%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,890,000	2,463,193
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	1,110,000	1,282,158

Total Beverages				3,745,351

Food & Staples Retailing - 0.0%††
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	12,383	13,570	(c)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	47,200	54,677

Total Food & Staples Retailing				68,247

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	88,000	97,931
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	130,000	146,131
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	27,086
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	70,268
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	14,708	(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	3

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	$11,521
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	259,485
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	540,000	649,884
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	670,000	731,645
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	320,000	375,245
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	270,000	348,565

Total Food Products				2,732,469

Tobacco - 0.2%
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	175,883
Altria Group Inc., Senior Notes	6.200%	2/14/59	428,000	546,152
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,650,000	1,695,145

Total Tobacco				2,417,180

TOTAL CONSUMER STAPLES				8,963,247

ENERGY - 6.3%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	610,000	704,870

Oil, Gas & Consumable Fuels - 6.2%
Apache Corp., Senior Notes	4.375%	10/15/28	200,000	203,300
Apache Corp., Senior Notes	7.750%	12/15/29	370,000	427,119
Apache Corp., Senior Notes	4.250%	1/15/30	1,160,000	1,174,216
Apache Corp., Senior Notes	4.750%	4/15/43	120,000	117,481
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	530,000	570,819	(c)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	280,000	291,466	(c)
Chevron Corp., Senior Notes	3.078%	5/11/50	80,000	80,020
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,390,000	1,534,571
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	230,000	258,492
ConocoPhillips, Senior Notes	3.750%	10/1/27	370,000	417,604	(c)
ConocoPhillips, Senior Notes	4.300%	8/15/28	740,000	861,206	(c)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	400,000	449,200	(c)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	1,514,200	(c)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	160,000	187,528
Devon Energy Corp., Senior Notes	5.600%	7/15/41	340,000	415,372
Devon Energy Corp., Senior Notes	4.750%	5/15/42	320,000	359,614
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	260,000	268,958
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	190,000	202,172

See Notes to Schedule of Investments.

4	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	90,000	$94,687
Ecopetrol SA, Senior Notes	4.125%	1/16/25	570,000	610,903
Ecopetrol SA, Senior Notes	5.375%	6/26/26	280,000	315,000
Ecopetrol SA, Senior Notes	5.875%	5/28/45	980,000	1,061,908
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	90,000	102,652
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	130,000	150,863
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	670,000	708,751
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	480,000	574,803
Energy Transfer Operating LP, Senior Notes	5.000%	5/15/50	620,000	658,012
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	40,000	41,536
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	500,000	691,546
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	470,000	485,870
EOG Resources Inc., Senior Notes	4.375%	4/15/30	120,000	141,013
EOG Resources Inc., Senior Notes	4.950%	4/15/50	200,000	253,667
EQT Corp., Senior Notes	7.625%	2/1/25	30,000	34,938
EQT Corp., Senior Notes	3.900%	10/1/27	2,610,000	2,710,381
EQT Corp., Senior Notes	5.000%	1/15/29	250,000	274,375
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	390,000	461,054
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	570,000	586,003
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,410,000	1,617,931	(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	682,110	(c)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	970,000	1,397,147
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	1,860,000	1,993,554	(d)
MPLX LP, Senior Notes	4.875%	6/1/25	430,000	487,777
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	2,310,000	2,633,327	(c)
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	820,000	786,852
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	2,330,000	2,819,300

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	5

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,000,000	$1,082,500
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,330,000	1,132,994
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	74,419	(c)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,000,000	1,131,250
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,030,000	2,276,442
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,280,000	1,395,840
Range Resources Corp., Senior Notes	5.875%	7/1/22	76,000	76,713
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,413,000	1,422,714
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	416,220
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	2,540,000	2,819,400	(c)
Shell International Finance BV, Senior Notes	3.250%	4/6/50	650,000	658,849
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	60,000	65,245
Sunoco Logistics Partners Operations LP, Senior Notes	5.400%	10/1/47	10,000	10,995
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	230,000	230,666
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	110,000	114,749
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	70,000	72,787
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	226,309
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	680,000	709,230
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	110,000	122,169

See Notes to Schedule of Investments.

6	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	240,000	$246,480	(c)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	140,000	137,403	(c)
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	280,000	287,059
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	290,000	301,600
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	479,000	502,974
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	3,400,000	3,689,357
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	750,000	796,875
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	710,000	734,850
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	460,000	530,150
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	810,000	898,864
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	520,000	565,540
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	276,240
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,100,000	2,422,959
WPX Energy Inc., Senior Notes	5.250%	10/15/27	40,000	42,780
WPX Energy Inc., Senior Notes	5.875%	6/15/28	40,000	43,806
WPX Energy Inc., Senior Notes	4.500%	1/15/30	470,000	500,221
YPF SA, Senior Secured Notes, Step bond (4.000% to 1/1/23 then 9.000%)	4.000%	2/12/26	1,782,450	1,499,397	(c)

Total Oil, Gas & Consumable Fuels				59,225,344

TOTAL ENERGY				59,930,214

FINANCIALS - 3.2%
Banks - 1.7%
CIT Group Inc., Senior Notes	5.000%	8/15/22	824,000	870,507
CIT Group Inc., Senior Notes	4.750%	2/16/24	100,000	109,032
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	140,000	152,250	(e)(f)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,008,000	1,266,187
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,330,000	1,574,325

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	7

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	$2,899,869	(d)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,250,000		1,514,502	(c)(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,330,000	EUR	1,671,665	(d)(e)(f)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000		554,551	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	970,000		1,058,273	(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	1,312,000	EUR	1,712,601	(d)(e)(f)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	670,000		749,239
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/15/21	130,000		130,120	(e)(f)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	1,680,000		2,250,533	(f)

Total Banks					16,513,654

Capital Markets - 0.8%
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	430,000		568,090
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	4/1/21	100,000		0	*(e)(g)(h)(i)(j)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000		0	*(h)(i)(j)(k)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	6,110,000		6,687,059	(c)(e)(f)

Total Capital Markets					7,255,149

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,050,000		1,099,688
DAE Funding LLC, Senior Notes	5.750%	11/15/23	180,000		185,175	(c)

See Notes to Schedule of Investments.

8	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	$1,419,330
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	127,000		132,813	(c)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	270,000		282,502	(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	680,000		740,646	(c)
Power Finance Corp. Ltd., Senior Notes	7.280%	6/10/22	100,000,000	INR	1,403,288
Vanguard Group Inc.	3.050%	8/22/50	1,000,000		918,500	(h)(i)

Total Diversified Financial Services					6,181,942

Insurance - 0.1%
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	630,000		804,390

TOTAL FINANCIALS					30,755,135

HEALTH CARE - 2.2%
Biotechnology - 0.3%
AbbVie Inc., Senior Notes	4.050%	11/21/39	2,440,000		2,805,919

Health Care Providers & Services - 1.1%
Centene Corp., Senior Notes	4.750%	1/15/25	540,000		553,770
Centene Corp., Senior Notes	5.375%	6/1/26	1,200,000		1,255,368	(c)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,620,000		1,853,486
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	600,000		656,349
Dignity Health, Secured Notes	5.267%	11/1/64	860,000		1,095,008
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	1,060,000		1,281,849
HCA Inc., Senior Notes	5.375%	2/1/25	580,000		651,186
HCA Inc., Senior Notes	5.375%	9/1/26	540,000		617,337
HCA Inc., Senior Notes	5.625%	9/1/28	20,000		23,285
HCA Inc., Senior Notes	3.500%	9/1/30	150,000		156,252
Humana Inc., Senior Notes	8.150%	6/15/38	480,000		755,620
Humana Inc., Senior Notes	4.625%	12/1/42	180,000		216,518
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	770,000		972,120

Total Health Care Providers & Services					10,088,148

See Notes to Schedule of Investments.

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WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	2,420,000	$2,444,962
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,170,000	2,179,060
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	10,000	10,098
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	450,000	450,844
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,490,000	1,462,062
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,530,000	1,436,685

Total Pharmaceuticals				7,983,711

TOTAL HEALTH CARE				20,877,778

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	2.700%	2/1/27	560,000	575,345
Boeing Co., Senior Notes	3.250%	2/1/35	620,000	610,646
Boeing Co., Senior Notes	3.550%	3/1/38	150,000	148,485
Boeing Co., Senior Notes	5.705%	5/1/40	1,160,000	1,463,357
Boeing Co., Senior Notes	5.805%	5/1/50	930,000	1,201,533
Boeing Co., Senior Notes	5.930%	5/1/60	430,000	565,690

Total Aerospace & Defense				4,565,056

Airlines - 0.9%
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	3,803	3,788
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	1,050,000	1,052,321
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,300,000	1,320,349
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	160,000	164,100
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	760,000	756,949
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	660,000	773,796
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,810,000	2,110,235	(c)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	450,000	480,771	(c)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	360,000	399,975	(c)

See Notes to Schedule of Investments.

10	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	550,000	$601,562	(c)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	650,000	732,686	(c)

Total Airlines				8,396,532

Commercial Services & Supplies - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	870,000	924,122

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	3.450%	5/1/27	120,000	131,868
General Electric Co., Senior Notes	3.625%	5/1/30	140,000	152,938
General Electric Co., Senior Notes	5.875%	1/14/38	1,040,000	1,367,624
General Electric Co., Senior Notes	6.875%	1/10/39	530,000	757,136
General Electric Co., Senior Notes	4.250%	5/1/40	250,000	277,983
General Electric Co., Senior Notes	4.350%	5/1/50	200,000	222,805

Total Industrial Conglomerates				2,910,354

TOTAL INDUSTRIALS				16,796,064

INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,460,000	1,615,791

MATERIALS - 1.6%
Chemicals - 0.5%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,940,000	2,201,900	(d)
OCP SA, Senior Notes	5.625%	4/25/24	2,120,000	2,334,141	(c)

Total Chemicals				4,536,041

Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,430,000	1,479,621	(c)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	930,000	964,363	(c)

Total Containers & Packaging				2,443,984

Metals & Mining - 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,450,000	1,583,548	(c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	329,271	(c)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	200,000	221,407
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,910,000	2,376,728

See Notes to Schedule of Investments.

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WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,140,000		$1,281,218	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,670,000		2,276,427

Total Metals & Mining					8,068,599

TOTAL MATERIALS					15,048,624

UTILITIES - 0.3%
Electric Utilities - 0.2%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,766,000		2,431,827

Independent Power and Renewable Electricity Producers - 0.1%
NTPC Ltd., Senior Secured Notes	6.720%	11/24/21	50,000,000	INR	693,501

TOTAL UTILITIES					3,125,328

TOTAL CORPORATE BONDS & NOTES (Cost - $170,306,574)					182,841,985

SOVEREIGN BONDS - 13.8%
Argentina - 0.4%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	44,960,000	ARS	190,192	(h)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	143,435		56,800
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	2,648,100		963,909
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 2.500%)	0.125%	7/9/41	1,920,000		660,480
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,720,000		580,517	*(c)(g)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,290,000		435,375	*(c)(g)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,450,000		485,750	*(c)(g)

Total Argentina					3,373,023

Brazil - 0.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	25,490,000	BRL	4,973,589

China - 2.6%
China Government Bond, Senior Notes	3.290%	5/23/29	160,000,000	CNY	24,917,471

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	370,000		401,913

Ghana - 0.2%
Ghana Government International Bond	10.750%	10/14/30	1,630,000		2,135,202	(c)

See Notes to Schedule of Investments.

12	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
India - 2.7%
India Government Bond	7.350%	6/22/24	370,000,000	INR	$5,324,846
India Government Bond	7.590%	1/11/26	620,000,000	INR	8,978,876
India Government Bond	7.590%	3/20/29	700,000,000	INR	10,126,157
India Government Bond, Senior Notes	5.220%	6/15/25	100,000,000	INR	1,335,572

Total India					25,765,451

Indonesia - 1.0%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		528,678
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	870,000		965,162	(d)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	730,000		868,810	(d)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	550,000		597,849
Indonesia Treasury Bond	7.000%	5/15/27	19,447,000,000	IDR	1,428,521
Indonesia Treasury Bond	8.250%	5/15/29	69,549,000,000	IDR	5,408,656

Total Indonesia					9,797,676

Kenya - 0.2%
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,430,000		1,581,351	(c)

Mexico - 2.3%
Mexican Bonos, Bonds	7.500%	6/3/27	115,450,000	MXN	6,108,277
Mexican Bonos, Bonds	8.000%	11/7/47	98,030,000	MXN	5,139,394
Mexican Bonos, Senior Notes	8.500%	5/31/29	91,300,000	MXN	5,109,641
Mexican Bonos, Senior Notes	7.750%	11/13/42	110,841,900	MXN	5,684,976

Total Mexico					22,042,288

Russia - 3.8%
Russian Federal Bond - OFZ	6.000%	10/6/27	180,300,000	RUB	2,360,526
Russian Federal Bond - OFZ	7.050%	1/19/28	506,371,000	RUB	7,017,339
Russian Federal Bond - OFZ	6.900%	5/23/29	1,076,600,000	RUB	14,687,025
Russian Federal Bond - OFZ	7.650%	4/10/30	164,080,000	RUB	2,347,577
Russian Federal Bond - OFZ	7.250%	5/10/34	15,420,000	RUB	212,140
Russian Federal Bond - OFZ	7.700%	3/16/39	587,480,000	RUB	8,444,785
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	1,200,000		1,319,785	(c)

Total Russia					36,389,177

TOTAL SOVEREIGN BONDS (Cost - $143,859,482)					131,377,141

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	13

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 10.7%
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	0.283%	9/29/36	371,057	$370,267	(c)(f)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.361%	9/29/36	7,697,371	7,236,475	(c)(f)
BANK, 2018-BN15 B	4.655%	11/15/61	1,050,000	1,200,378	(f)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	3,640,000	3,322,000	(c)(f)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	0.278%	1/25/37	1,487,613	1,411,941	(f)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.600%	5/15/37	4,900,000	4,540,519	(c)(f)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	2.070%	6/19/31	4,683	4,781	(f)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	2.241%	2/25/34	46,158	46,872	(f)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	0.378%	11/25/35	111,955	96,663	(f)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	1,030,578	895,948
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	4.982%	11/25/35	4,607,445	623,807	(f)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.520%)	0.638%	1/25/46	69,610	66,520	(f)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	5.182%	4/25/36	7,027,430	1,382,582	(f)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.382%	4/25/36	4,199,941	923,155	(f)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.482%	7/25/36	2,004,915	334,459	(f)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.169%	6/15/38	890	883	(f)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	3,160,200	613,869
CSMC Trust, 2014-USA F	4.373%	9/15/37	4,400,000	3,466,307	(c)
CSMC Trust, 2015-2R 3A1	0.550%	4/27/36	224,492	224,964	(c)(f)
CSMC Trust, 2015-2R 7A1	2.631%	8/27/36	418,484	426,563	(c)(f)
CSMC Trust, 2015-2R 7A2	2.631%	8/27/36	3,572,026	2,981,121	(c)(f)

See Notes to Schedule of Investments.

14	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.462%	7/15/32	9,800,000	$6,774,118	(c)(f)
CSMC Trust, 2019-RIO A	0.000%	12/15/21	3,680,000	3,649,862
CSMC Trust, 2021-RPL1 A2	3.937%	9/27/60	870,000	868,604	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	0.568%	6/25/34	10,120	9,722	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,280,000	1,315,296	(c)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,410,000	2,457,167	(c)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	7.268%	7/25/23	578,258	613,183	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.868%	3/25/25	3,674,605	3,920,138	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 M2 (1 mo. USD LIBOR + 2.450%)	2.568%	12/25/42	1,129,873	1,121,839	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.418%	1/25/50	2,310,000	2,315,843	(c)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.118%	10/25/29	2,819,615	2,884,316	(c)(f)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.368%	1/25/40	790,000	772,217	(c)(f)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	43,819	53,367
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	262,099	6,460
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	2.746%	2/25/36	42,794	36,461	(f)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	477,550	485,492	(c)(f)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	15

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	13,052,113	$24,473	(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	5,399	5,255	(f)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	4,177,753	5,862	(f)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.174%	2/16/53	2,436,884	19,797	(f)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.128%	2/16/48	516,563	7,798	(f)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.659%	9/16/55	1,906,194	69,735	(f)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.407%	1/16/55	45,033,465	652,271	(f)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.645%	10/16/58	4,647,744	238,511	(f)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.698%	7/16/58	1,443,778	69,335	(f)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	255,043	262,461
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.460%)	0.578%	4/25/36	50,280	59,762	(f)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.291%	11/19/46	113,967	98,108	(f)
JPMorgan Chase Commercial Mortgage Securities Corp., 2020-NNNZ M	8.542%	1/16/37	1,472,592	1,053,003	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.115%	4/17/45	661,506	132,321	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.895%	2/12/49	1,166,983	576,584	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.632%	2/15/51	83,519	78,171	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	8.320%	6/15/35	10,150,000	8,435,026	(c)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT C (1 mo. USD LIBOR + 3.800%)	3.912%	7/15/34	7,187,051	6,643,731	(c)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT XCP, IO	2.052%	7/15/34	10,027,388	78,531	(c)(f)

See Notes to Schedule of Investments.

16	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.362%	12/15/36	2,690,000	$2,337,258	(c)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	6.862%	12/15/36	3,020,000	2,497,706	(c)(f)
JPMorgan Resecuritization Trust, 2014-6 3A1 (1 mo. USD LIBOR + 0.210%)	0.550%	7/27/46	37,771	37,828	(c)(f)
Legacy Mortgage Asset Trust, 2019- GS7 A1, Step Bond	3.250%	11/25/59	3,354,990	3,401,602	(c)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	3.646%	5/25/34	35,351	35,486	(f)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	357,208	199,312	(f)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	460,631	257,019	(c)(f)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	20,064	19,772	(f)
Morgan Stanley Capital I Trust, 2006- IQ12 AJ	5.399%	12/15/43	81,705	55,473
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	4,530,000	4,080,509	(c)(f)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	3,660,000	3,618,269	(c)(f)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	2,099,321	2,264,621	(c)(f)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	3.056%	8/25/36	76,520	55,652	(f)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	5.432%	2/25/36	8,885,657	1,795,079	(f)
Starwood Retail Property Trust, 2014- STAR E (1 mo. USD LIBOR + 4.400%)	4.512%	11/15/27	7,530,000	377,441	(c)(f)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	2.519%	4/25/34	87,962	89,521	(f)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	2,080,000	103,401	(c)(f)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	2,089,986	89,044	(c)(f)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	17

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	0.838%	11/25/34	2,195,355	$2,231,263	(f)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.378%	2/25/46	1,953,469	1,865,611	(f)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	323,353	327,464	(c)(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $118,346,983)				101,704,225

SENIOR LOANS - 10.2%
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
Avaya Inc., Term Loan B1	—	12/15/27	1,727,793	1,735,892	(m)
Delta TopCo Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	10/7/27	910,000	916,256	(f)(n)(o)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.612%	1/31/28	1,050,000	1,048,623	(f)(n)(o)

Total Diversified Telecommunication Services				3,700,771

Entertainment - 0.4%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.754%	2/10/27	3,711,360	3,714,452	(f)(n)(o)

Interactive Media & Services - 0.2%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/3/28	1,780,000	1,782,335	(f)(n)(o)

Media - 0.2%
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.115%	5/1/26	151,570	150,466	(f)(n)(o)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.873%	9/18/26	1,613,335	1,617,479	(f)(n)(o)

Total Media				1,767,945

Wireless Telecommunication Services - 0.0%††
CSC Holdings LLC, 2019 Term Loan (1 mo. USD LIBOR + 2.500%)	2.606%	4/15/27	9,900	9,898	(f)(n)(o)

TOTAL COMMUNICATION SERVICES				10,975,401

See Notes to Schedule of Investments.

18	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 2.2%
Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	9/23/26	1,562,205	$1,565,719	(f)(n)(o)

Hotels, Restaurants & Leisure - 1.2%
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.865%	7/31/24	353,620	352,604	(f)(n)(o)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.865%	12/23/24	2,254,190	2,236,502	(f)(n)(o)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.615%	7/21/25	1,127,175	1,132,106	(f)(n)(o)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.865%	8/14/24	3,376,468	3,327,580	(f)(n)(o)
Wynn Resorts Finance LLC, Term Loan Facility A (1 mo. USD LIBOR + 1.750%)	1.870%	9/20/24	1,809,375	1,764,141	(f)(n)(o)
Zaxby’s Operating Co. LP, First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/28/27	2,490,000	2,511,269	(f)(n)(o)

Total Hotels, Restaurants & Leisure				11,324,202

Specialty Retail - 0.8%
Academy Ltd., New Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	11/5/27	930,000	933,051	(f)(n)(o)
CWGS Group LLC, Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	11/8/23	383,834	384,101	(f)(n)(o)
Gannett Holdings LLC, First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.000%)	7.750%	1/29/26	1,560,000	1,563,900	(f)(i)(n)(o)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (the greater of 1 week USD LIBOR or 0.750% + 3.250%)	4.000%	10/19/27	498,750	501,555	(f)(n)(o)
Michaels Stores Inc., 2020 Refinancing Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	10/1/27	279,298	279,892	(f)(n)(o)
Petco Animal Supplies Inc., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.250%)	4.250%	1/26/23	1,767,623	1,768,429	(f)(n)(o)

See Notes to Schedule of Investments.

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WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
PetSmart Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/12/28	880,000	$887,287	(f)(n)(o)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.862%	7/31/26	1,437,409	1,440,403	(f)(n)(o)

Total Specialty Retail				7,758,618

TOTAL CONSUMER DISCRETIONARY				20,648,539

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.121%	9/13/26	126,985	125,331	(f)(n)(o)
US Foods Inc., Repriced Term Loan (3 mo. USD LIBOR + 1.750%)	1.865%	6/27/23	396,883	394,155	(f)(n)(o)

TOTAL CONSUMER STAPLES				519,486

FINANCIALS - 1.4%
Capital Markets - 0.3%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.115%	7/21/25	1,392,621	1,384,642	(f)(n)(o)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.115%	7/3/24	1,864,689	1,862,487	(f)(n)(o)

Total Capital Markets				3,247,129

Diversified Financial Services - 0.6%
Citadel Securities LP, 2021 Term Loan	—	2/2/28	985,038	980,882	(m)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	1,233,800	1,242,833	(f)(n)(o)
Jane Street Group LLC, Dollar Term Loan	—	1/31/28	42,283	42,213	(m)
TKC Holdings Inc., First Lien Initial Term Loan	4.750%	2/1/23	1,654,561	1,631,811	(f)(n)(o)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	4/29/26	1,469,865	1,474,852	(f)(n)(o)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.111%	3/1/26	369,151	370,403	(f)(n)(o)

Total Diversified Financial Services				5,742,994

See Notes to Schedule of Investments.

20	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.3%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.115%	11/3/24	270,452	$270,093	(f)(n)(o)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.365%	12/23/26	880,000	878,488	(f)(n)(o)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	3.365%	12/31/25	1,737,834	1,728,710	(f)(n)(o)

Total Insurance				2,877,291

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.861%	5/15/26	1,655,797	1,618,542	(f)(i)(n)(o)

TOTAL FINANCIALS				13,485,956

HEALTH CARE - 2.0%
Health Care Providers & Services - 1.2%
Cano Health LLC, Delayed Draw Term Loan	—	11/19/27	133,588	133,859	(m)
Cano Health LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	11/19/27	366,412	367,156	(f)(n)(o)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.865%	2/18/27	89,453	88,223	(f)(n)(o)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	10/2/25	2,505,430	2,512,588	(f)(n)(o)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.865%	11/17/25	1,573,918	1,577,316	(f)(n)(o)
Option Care Health Inc., First Lien Term B Loan (1 mo. USD LIBOR + 3.750%)	3.865%	8/6/26	2,417,944	2,422,780	(f)(n)(o)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.361%	3/5/26	837,293	835,409	(f)(n)(o)
Radnet Management Inc., First Lien Term Loan B1	4.750-6.000%	6/30/23	344,531	345,321	(f)(n)(o)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 2 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/13/26	480,000	481,000	(f)(n)(o)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.125%	6/26/26	1,441,750	1,439,948	(f)(n)(o)
WP CityMD Bidco LLC, Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/13/26	1,835,365	1,842,820	(f)(n)(o)

Total Health Care Providers & Services				12,046,420

See Notes to Schedule of Investments.

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WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.2%
AthenaHealth Inc., Additional Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.453%	2/11/26	1,764,187	$1,777,418	(f)(n)(o)

Life Sciences Tools & Services - 0.1%
Parexel International Corp., Initial Term Loan	—	9/27/24	1,028,514	1,024,336	(m)

Pharmaceuticals - 0.5%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.115%	6/2/25	1,753,650	1,758,491	(f)(n)(o)
Endo Luxembourg Finance Co. I Sarl, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/29/24	2,054,677	2,051,468	(f)(n)(o)
Milano Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	860,000	858,566	(f)(n)(o)

Total Pharmaceuticals				4,668,525

TOTAL HEALTH CARE				19,516,699

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.3%
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.365%	12/9/25	3,391,435	3,350,369	(f)(n)(o)

Airlines - 0.4%
Delta Air Lines Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	4/29/23	1,453,673	1,467,869	(f)(n)(o)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	560,000	592,850	(f)(n)(o)
Jetblue Airways Corp., Term Loan	—	6/17/24	2,018,101	2,086,774	(m)

Total Airlines				4,147,493

Commercial Services & Supplies - 1.0%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.365%	7/10/26	2,220,966	2,227,136	(f)(n)(o)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.615%	1/31/27	997,494	993,753	(f)(i)(n)(o)
Amentum Government Services Holdings LLC, First Lien Term Loan 2 (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	1/29/27	350,000	354,375	(f)(i)(n)(o)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.615%	10/1/26	886,050	887,711	(f)(n)(o)

See Notes to Schedule of Investments.

22	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	4.990%	10/30/26	1,209,235	$1,214,274	(f)(n)(o)
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	943,778	949,003	(f)(n)(o)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan	—	5/14/26	1,911,344	1,888,048	(m)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.615%	8/27/25	928,127	933,348	(f)(n)(o)

Total Commercial Services & Supplies				9,447,648

Trading Companies & Distributors - 0.2%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	1,521,000	1,524,422	(f)(n)(o)

TOTAL INDUSTRIALS				18,469,932

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.1%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.365%	11/29/25	628,772	594,713	(f)(n)(o)

IT Services - 0.4%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.865%	9/30/24	1,650,111	1,656,413	(f)(n)(o)
Redstone Holdco 2 LP, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	9/1/27	1,825,425	1,850,240	(f)(n)(o)

Total IT Services				3,506,653

Software - 0.6%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.115%	10/16/26	3,682,225	3,689,512	(f)(n)(o)
Planview Parent Inc., First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	12/17/27	1,842,424	1,852,788	(f)(n)(o)
Planview Parent Inc., First Lien Initial Delayed Draw Term Loan	—	12/17/27	427,576	429,981	(m)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.865%	5/4/26	319,052	321,188	(f)(n)(o)

Total Software				6,293,469

See Notes to Schedule of Investments.

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WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC, Refinancing Term Loan B2	—	9/19/25	971,626	$975,471	(m)

TOTAL INFORMATION TECHNOLOGY				11,370,306

MATERIALS - 0.2%
Chemicals - 0.2%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	1,420,000	1,423,423	(f)(n)(o)

Paper & Forest Products - 0.0%††
Asplundh Tree Expert LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.615%	9/4/27	179,550	179,967	(f)(n)(o)

TOTAL MATERIALS				1,603,390

TOTAL SENIOR LOANS (Cost - $95,566,316)				96,589,709

ASSET-BACKED SECURITIES - 7.1%
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR (3 mo. USD LIBOR + 3.600%)	3.788%	1/20/32	1,450,000	1,451,160	(c)(f)(p)
522 Funding CLO Ltd., 2019-5A E (3 mo. USD LIBOR + 7.340%)	7.581%	1/15/33	600,000	599,998	(c)(f)
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	1.364%	7/1/39	5,900,000	5,971,437	(f)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	6.033%	4/17/29	1,900,000	1,869,651	(c)(f)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.153%	7/25/32	70,281	70,403	(f)
Apex Credit CLO Ltd., 2019-2A D (3 mo. USD LIBOR + 4.050%)	4.268%	10/25/32	1,000,000	1,004,058	(c)(f)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	6.341%	10/15/30	250,000	245,025	(c)(f)
Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE3 M4 (1 mo. USD LIBOR + 0.945%)	1.063%	4/25/35	30,559	32,173	(f)
Avis Budget Rental Car Funding AESOP LLC, 2019-1A C	4.530%	3/20/23	541,000	555,005	(c)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	3.374%	4/20/31	1,400,000	1,400,780	(c)(f)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	7.972%	8/20/32	750,000	753,550	(c)(f)

See Notes to Schedule of Investments.

24	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.924%	7/20/31	2,740,000	$2,719,034	(c)(f)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.224%	4/20/29	3,700,000	3,700,000	(c)(f)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.623%	4/17/30	250,000	242,998	(c)(f)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	0.227%	4/15/37	1,170,699	1,131,857	(f)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	6.409%	8/15/24	3,251,914	3,275,179	(c)(f)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.874%	7/20/28	2,000,000	2,004,756	(c)(f)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	3,312,963	3,571,568	(c)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	0.218%	8/25/36	359,802	155,208	(f)
GoldenTree Loan Opportunities IX Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	3.212%	10/29/29	1,550,000	1,553,153	(c)(f)
Golub Capital Partners CLO Ltd., 2019- 45A C (3 mo. USD LIBOR + 3.800%)	4.024%	10/20/31	950,000	956,295	(c)(f)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.191%	4/15/31	2,000,000	1,899,958	(c)(f)
Greywolf CLO IV Ltd., 2019-1RA CR (3 mo. USD LIBOR + 3.650%)	3.838%	4/17/34	1,840,000	1,840,000	(b)(c)(f)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	4.173%	4/17/30	2,020,000	2,026,385	(f)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	8.418%	1/20/33	860,000	788,079	(c)(f)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	910,000	914,550	(c)
LCM XIV LP, 14A ER (3 mo. USD LIBOR + 5.500%)	5.724%	7/20/31	400,000	358,648	(c)(f)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR + 0.240%)	0.358%	11/25/46	11,597	10,139	(f)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.440%)	0.558%	6/25/46	14,453	21,032	(f)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.524%	1/20/33	1,410,000	1,413,714	(c)(f)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	0.378%	6/25/46	127,979	123,894	(c)(f)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	25

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - (continued)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	4.121%	7/15/29	1,000,000		$996,715	(c)(f)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	0.408%	1/25/33	1,273,977		1,220,386	(f)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.424%	10/20/27	1,250,000		1,183,116	(c)(f)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	4.022%	4/22/30	2,600,000		2,580,097	(c)(f)
OHA Loan Funding Ltd., 2015-1A DR2 (3 mo. USD LIBOR + 4.000%)	4.194%	11/15/32	725,000		731,323	(c)(f)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	3.091%	4/15/31	800,000		788,258	(c)(f)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.486%	6/22/30	3,344,000		3,190,303	(c)(f)
Sound Point CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	4.124%	1/20/32	250,000		251,206	(c)(f)
Specialty Underwriting & Residential Finance Trust, 2004-BC1 M1 (1 mo. USD LIBOR + 0.765%)	0.883%	2/25/35	3,632,789		3,580,903	(f)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.423%	4/16/31	900,000		850,392	(c)(f)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	3.924%	4/20/29	1,750,000		1,756,256	(c)(f)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	1,577,794		1,582,463
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.981%	4/15/27	2,600,000		2,265,793	(c)(f)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.261%	6/7/30	600,000		584,534	(c)(f)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.891%	10/15/31	2,260,000		2,199,170	(c)(f)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.770%	10/20/31	1,300,000		1,298,336	(c)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $67,066,808)					67,718,938

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 5.4%
Argentina - 0.0%††
Argentina Treasury Bond	1.000%	8/5/21	26,748,369	ARS	185,516	(h)

Germany - 0.8%
Deutsche Bundesrepublik Inflation Linked Bond	0.100%	4/15/26	5,876,410	EUR	7,704,390	(d)

See Notes to Schedule of Investments.

26	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Japan - 4.6%
Japanese Government CPI Linked Bond	0.100%	9/10/23	104,400,000	JPY	$987,537
Japanese Government CPI Linked Bond	0.100%	3/10/24	1,131,420,000	JPY	10,696,985
Japanese Government CPI Linked Bond	0.100%	9/10/24	1,715,300,000	JPY	16,249,448
Japanese Government CPI Linked Bond	0.100%	3/10/25	1,011,000,000	JPY	9,567,961
Japanese Government CPI Linked Bond	0.100%	3/10/26	595,832,880	JPY	5,644,468

Total Japan					43,146,399

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $47,322,094)					51,036,305

MORTGAGE-BACKED SECURITIES - 2.8%
FHLMC - 0.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49	644,046		687,845
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	2/1/50-3/1/50	378,974		410,340
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/50	346,751		372,945
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	9/1/50-2/1/51	397,081		414,910	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	5/1/43-7/1/43	279,764		314,820

Total FHLMC					2,200,860

FNMA - 1.8%
Federal National Mortgage Association (FNMA)	1.500%	3/1/36	1,100,000		1,112,127	(q)
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-12/1/49	1,608,324		1,797,798
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	180,879		207,304
Federal National Mortgage Association (FNMA)	3.500%	4/1/43-10/1/43	5,787,333		6,373,034
Federal National Mortgage Association (FNMA)	4.000%	4/1/43-9/1/48	861,874		960,089
Federal National Mortgage Association (FNMA)	4.500%	4/1/48-8/1/58	1,518,709		1,675,003
Federal National Mortgage Association (FNMA)	3.000%	3/1/50	801,003		869,668
Federal National Mortgage Association (FNMA)	2.500%	12/1/50-2/1/51	1,397,644		1,458,748	(b)
Federal National Mortgage Association (FNMA)	2.500%	1/1/51	99,666		103,635

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	27

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - ( continued)
Federal National Mortgage Association (FNMA)	2.000%	4/1/51	700,000	$705,646	(q)
Federal National Mortgage Association (FNMA)	3.000%	4/1/51	1,900,000	2,016,285	(b)

Total FNMA				17,279,337

GNMA - 0.8%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	390,649	411,838
Government National Mortgage Association (GNMA)	4.000%	3/15/50	80,238	86,206
Government National Mortgage Association (GNMA)	3.500%	5/15/50	97,910	105,152
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-3/20/50	2,569,569	2,783,563
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	653,494	684,049
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-1/20/49	189,735	207,977
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	305,362	324,612
Government National Mortgage Association (GNMA) II	4.000%	1/20/50-4/20/50	1,310,626	1,438,914
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	297,945	302,774
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	595,728	623,720
Government National Mortgage Association (GNMA) II	2.000%	3/1/51	200,000	203,008	(q)

Total GNMA				7,171,813

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $25,865,593)				26,652,010

MUNICIPAL BONDS - 0.5%
California - 0.1%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	432,151	(c)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	190,000	198,075

Total California				630,226

Illinois - 0.3%
State of Illinois, GO	5.100%	6/1/33	3,100,000	3,465,490

See Notes to Schedule of Investments.

28	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Michigan - 0.1%
Detroit, MI, GO, Financial Recovery, Series B1		4.000%	4/1/44	790,000		$753,202	(f)

TOTAL MUNICIPAL BONDS (Cost - $4,235,301)						4,848,918

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
3-Month EURIBOR Futures, Put @ 100.13EUR		3/15/21	1,372	343,000,000	EUR	0	(j)
90-Day Eurodollar Futures, Put @ $99.81		3/15/21	1,127	2,817,500		35,219
90-Day Eurodollar Futures, Put @ $99.63		3/14/22	2,040	5,100,000		229,500
U.S. Treasury 5-Year Notes Futures, Call @ $125.00		3/26/21	885	885,000		69,141
U.S. Treasury 5-Year Notes Futures, Call @ $125.50		3/26/21	1,080	1,080,000		25,313
U.S. Treasury 5-Year Notes Futures, Call @ $125.25		3/5/21	358	358,000		2,797
U.S. Treasury 10-Year Notes Futures, Call @ $134.00		3/26/21	354	354,000		110,625
U.S. Treasury 10-Year Notes Futures, Call @ $136.00		3/26/21	867	867,000		27,094
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00		3/5/21	881	881,000		137,656

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $1,110,378)						637,345

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
Interest rate swaption, Put @ 200.00bps	Goldman Sachs Group Inc.	9/1/21	51,150,000	51,150,000		493,316
Interest rate swaption, Put @ 255.00bps	Goldman Sachs Group Inc.	9/1/21	5,110,000	5,110,000		60,581
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	BNP Paribas SA	3/17/21	24,210,000	24,210,000		179,681
U.S. Dollar/Canadian Dollar, Put @ 1.26CAD	Citibank N.A.	5/7/21	11,333,330	11,333,330		121,206

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	29

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Euro, Put @ 1.22EUR	Citibank N.A.	3/4/21	11,000,000	11,000,000	$9,346
U.S. Dollar/Mexican Peso, Put @ 19.91MXN	Goldman Sachs Group Inc.	4/29/21	8,500,000	8,500,000	51,908
U.S. Dollar/Mexican Peso, Put @ 20.60MXN	Morgan Stanley & Co. Inc.	5/20/21	5,500,000	5,500,000	103,413
U.S. Dollar/Russian Ruble, Put @ 72.80RUB	Goldman Sachs Group Inc.	3/11/21	3,400,000	3,400,000	6,982
U.S. Dollar/Russian Ruble, Put @ 72.46RUB	Goldman Sachs Group Inc.	5/11/21	3,400,000	3,400,000	32,319

TOTAL OTC PURCHASED OPTIONS (Cost - $1,399,713)					1,058,752

TOTAL PURCHASED OPTIONS (Cost - $2,510,091)					1,696,097

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $900,432,263)					889,699,470

		RATE		SHARES
SHORT-TERM INVESTMENTS - 4.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $45,033,973)		0.010%		45,033,973	45,033,973	(p)

TOTAL INVESTMENTS - 98.4% (Cost - $945,466,236)					934,733,443
Other Assets in Excess of Liabilities - 1.6%					15,679,117

TOTAL NET ASSETS - 100.0%					$950,412,560

See Notes to Schedule of Investments.

30	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for OTC contracts.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	The coupon payment on this security is currently in default as of February 28, 2021.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Value is less than $1.

(k)	The maturity principal is currently in default as of February 28, 2021.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	All or a portion of this loan is unfunded as of February 28, 2021. The interest rate for fully unfunded term loans is to be determined.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2021, the total market value of investments in Affiliated Companies was $46,485,133 and the cost was $46,483,973 (Note 2).

(q)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2021, the Fund held TBA securities with a total cost of $2,017,043.

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	31

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNY	— Chinese Yuan Renminbi
CPI	— Consumer Price Index
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
3-Month EURIBOR Futures, Put	3/15/21	99.63	EUR	1,372	343,000,000	EUR	$0 (a)
90-Day Eurodollar Futures, Put	3/15/21	$99.63		1,127	2,817,500		(7,044)
90-Day Eurodollar Futures, Put	3/14/22	99.75		859	2,147,500		(139,587)
U.S. Treasury 5-Year Notes Futures, Call	3/5/21	125.00		119	119,000		(1,859)
U.S. Treasury 5-Year Notes Futures, Put	3/26/21	122.00		885	885,000		(69,141)
U.S. Treasury 5-Year Notes Futures, Put	3/26/21	124.00		2,196	2,196,000		(1,063,687)
U.S. Treasury 5-Year Notes Futures, Put	3/26/21	124.50		1,080	1,080,000		(801,563)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	135.50		708	708,000		(121,688)
U.S. Treasury 10-Year Notes Futures, Put	3/26/21	133.50		867	867,000		(1,110,844)
U.S. Treasury 10-Year Notes Futures, Put	3/26/21	134.50		1,761	1,761,000		(3,466,969)
U.S. Treasury Long-Term Bonds Futures, Call	3/5/21	160.50		353	353,000		(198,562)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $1,553,825)							$(6,980,944)

See Notes to Schedule of Investments.

32	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SCHEDULE OF WRITTEN OPTIONS (cont’d)

OTC WRITTEN OPTIONS

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Interest rate swaption, Put	Goldman Sachs Group Inc.	9/1/21	250.00	bps	76,720,000	76,720,000	$(253,078)
U.S. Dollar/Canadian Dollar, Put	JPMorgan Chase & Co.	5/7/21	1.23	CAD	11,333,330	11,333,330	(41,303)
U.S. Dollar/Chinese Yuan Renminbi, Call	JPMorgan Chase & Co.	4/29/21	6.58	CNY	8,500,000	8,500,000	(42,214)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	5/20/21	20.00	MXN	11,000,000	11,000,000	(100,606)

TOTAL OTC WRITTEN OPTIONS (Premiums received — $380,103)							$(437,201)

TOTAL WRITTEN OPTIONS (Premiums received — $1,933,928)							$(7,418,145)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
MXN	— Mexican Peso

At February 28, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	611	12/23	$151,378,642	$151,085,025	$(293,617)
Euro-BTP	208	3/21	37,866,473	37,594,167	(272,306)
U.S. Treasury 2-Year Notes	1,408	6/21	311,069,709	310,838,001	(231,708)
U.S. Treasury Long-Term Bonds	207	6/21	33,733,273	32,958,282	(774,991)
U.S. Treasury Ultra Long- Term Bonds	684	6/21	130,957,115	129,318,750	(1,638,365)

					(3,210,987)

Contracts to Sell:
90-Day Eurodollar	2	3/21	498,221	499,100	(879)
90-Day Eurodollar	1,106	6/21	268,189,184	276,029,950	(7,840,766)
90-Day Eurodollar	1,605	12/21	399,510,288	400,327,125	(816,837)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	33

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell (continued)
Euro-Bund	138	3/21	$29,446,003	$28,871,776	$574,227
Euro-Bund	267	6/21	54,890,882	54,936,044	(45,162)
Euro-Buxl	25	3/21	6,696,316	6,328,958	367,358
Euro-Buxl	18	6/21	4,519,035	4,521,667	(2,632)
Euro-Schatz	222	3/21	30,082,372	30,045,194	37,178
U.S. Treasury 5-Year Notes	732	6/21	91,346,452	90,745,125	601,327
U.S. Treasury 10-Year Notes	5,461	6/21	733,123,254	724,777,094	8,346,160
U.S. Treasury Ultra 10-Year Notes	759	6/21	113,423,088	111,833,906	1,589,182
United Kingdom Long Gilt Bonds	178	6/21	31,976,816	31,685,631	291,185

					3,100,341

Net unrealized depreciation on open futures contracts					$(110,646)

Abbreviation(s) used in this table:

BTP	— Buoni del Tesoro Poliennali (Italian Treasury Bonds)

At February 28, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,392,187	EUR	4,422,000	Citibank N.A.	3/8/21	$55,509
USD	1,292,000	RUB	95,388,360	Goldman Sachs Group Inc.	3/12/21	14,539
SAR	17,800,000	USD	4,745,401	JPMorgan Chase & Co.	4/15/21	201
USD	22,539,902	SAR	84,590,000	JPMorgan Chase & Co.	4/15/21	(12,373)
USD	10,145,666	EUR	8,320,000	BNP Paribas SA	4/19/21	94,406
USD	10,580,239	EUR	8,650,000	BNP Paribas SA	4/19/21	130,311
AUD	7,464,899	USD	5,826,436	Citibank N.A.	4/19/21	(81,459)
BRL	2,328,109	USD	427,294	Citibank N.A.	4/19/21	(12,685)
BRL	4,820,000	USD	911,119	Citibank N.A.	4/19/21	(52,735)
CAD	37,798,517	USD	29,836,498	Citibank N.A.	4/19/21	(132,540)
EUR	1,000,000	USD	1,217,790	Citibank N.A.	4/19/21	(9,706)
EUR	5,721,065	USD	6,892,659	Citibank N.A.	4/19/21	18,869
JPY	70,000,000	USD	666,352	Citibank N.A.	4/19/21	(9,225)
JPY	95,000,000	USD	897,741	Citibank N.A.	4/19/21	(5,926)
JPY	372,691,320	USD	3,520,551	Citibank N.A.	4/19/21	(21,902)
KRW	2,843,721,324	USD	2,565,031	Citibank N.A.	4/19/21	(33,555)

See Notes to Schedule of Investments.

34	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	42,670,098	USD	2,094,146	Citibank N.A.	4/19/21	$(66,512)
MXN	57,873,500	USD	2,832,470	Citibank N.A.	4/19/21	(82,388)
USD	1,754,656	AUD	2,267,452	Citibank N.A.	4/19/21	9,628
USD	4,756,802	CAD	6,000,000	Citibank N.A.	4/19/21	41,703
USD	9,134,249	CAD	11,623,569	Citibank N.A.	4/19/21	(131)
USD	2,761,790	GBP	2,034,507	Citibank N.A.	4/19/21	(73,473)
USD	24,794,338	JPY	2,555,552,438	Citibank N.A.	4/19/21	804,025
USD	12,730,984	KRW	13,826,739,792	Citibank N.A.	4/19/21	422,443
USD	523,355	MXN	10,560,000	Citibank N.A.	4/19/21	21,556
USD	539,684	MXN	11,000,000	Citibank N.A.	4/19/21	16,977
USD	792,574	MXN	16,000,000	Citibank N.A.	4/19/21	32,272
USD	1,449,829	MXN	30,000,000	Citibank N.A.	4/19/21	24,263
USD	1,931,339	MXN	38,930,000	Citibank N.A.	4/19/21	81,430
USD	2,024,532	MXN	40,850,000	Citibank N.A.	4/19/21	83,387
USD	8,854,317	RUB	667,172,818	Citibank N.A.	4/19/21	(40,024)
USD	2,313,552	ZAR	34,323,161	Citibank N.A.	4/19/21	60,952
ZAR	161,849,413	USD	10,862,960	Citibank N.A.	4/19/21	(240,921)
BRL	2,380,000	USD	439,325	Goldman Sachs Group Inc.	4/19/21	(15,476)
EUR	1,000,000	USD	1,216,210	Goldman Sachs Group Inc.	4/19/21	(8,126)
EUR	1,100,000	USD	1,335,796	Goldman Sachs Group Inc.	4/19/21	(6,903)
GBP	1,300,000	USD	1,827,800	Goldman Sachs Group Inc.	4/19/21	(16,136)
JPY	65,000,000	USD	618,435	Goldman Sachs Group Inc.	4/19/21	(8,246)
JPY	75,000,000	USD	720,062	Goldman Sachs Group Inc.	4/19/21	(15,998)
USD	4,945,134	EUR	4,056,281	Goldman Sachs Group Inc.	4/19/21	44,805
USD	6,161,123	EUR	5,010,000	Goldman Sachs Group Inc.	4/19/21	108,621
USD	7,895,075	EUR	6,420,000	Goldman Sachs Group Inc.	4/19/21	139,175
USD	440,384	MXN	8,808,614	Goldman Sachs Group Inc.	4/19/21	21,809
USD	3,416,812	RUB	252,920,000	Goldman Sachs Group Inc.	4/19/21	45,036
USD	5,221,991	RUB	385,620,500	Goldman Sachs Group Inc.	4/19/21	81,133
USD	7,733,945	RUB	581,748,926	Goldman Sachs Group Inc.	4/19/21	(21,577)
IDR	32,825,856,642	USD	2,341,443	JPMorgan Chase & Co.	4/19/21	(46,943)
INR	179,414,056	USD	2,440,675	JPMorgan Chase & Co.	4/19/21	(20,566)
TRY	9,393,810	USD	1,217,446	JPMorgan Chase & Co.	4/19/21	16,525
USD	2,194,480	IDR	31,091,395,445	JPMorgan Chase & Co.	4/19/21	21,218
USD	12,033,135	INR	891,354,447	JPMorgan Chase & Co.	4/19/21	9,686
NOK	62,360,000	USD	7,290,157	Morgan Stanley & Co. Inc.	4/19/21	(98,728)
RUB	1,241,240,000	USD	16,265,438	Morgan Stanley & Co. Inc.	4/19/21	282,017
USD	7,675,833	JPY	810,250,000	Morgan Stanley & Co. Inc.	4/19/21	69,591
USD	1,507,447	NOK	12,855,956	Morgan Stanley & Co. Inc.	4/19/21	24,883

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	35

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,400,000	MXN	69,564,000	Goldman Sachs Group Inc.	5/3/21	$98,938
CAD	2,860,533	USD	2,266,666	Citibank N.A.	5/10/21	(18,737)
USD	6,119,998	CAD	7,833,598	Citibank N.A.	5/10/21	(35,977)
USD	1,326,000	RUB	98,574,840	Goldman Sachs Group Inc.	5/12/21	15,134
MXN	9,013,026	USD	430,833	Morgan Stanley & Co. Inc.	5/24/21	(4,051)

Total						$1,698,023

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

At February 28, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†		PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	15,300,000	BRL	1/4/27	BRL-CDI	**	7.024	%**	—	$40,229
Citibank N.A.	18,200,000	BRL	1/4/27	BRL-CDI	**	7.024	%**	$7,958	39,896
Citibank N.A.	19,386,000	BRL	1/4/27	BRL-CDI	**	7.024	%**	9,884	41,088
JPMorgan Chase & Co.	12,600,000	BRL	1/4/27	BRL-CDI	**	7.044	%**	—	35,195

Total								$17,842	$156,408

See Notes to Schedule of Investments.

36	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	132,237,000		6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(414)	$(9,680)
	16,085,000		8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	61,551	(151,169)
	38,270,000		11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	20,325	(511,066)
	61,337,000		11/27/25	3-Month LIBOR quarterly	0.840% semi-annually	(25,604)	(483,225)
	67,177,000		12/18/25	3-Month LIBOR quarterly	1.100% semi-annually	—	(395,351)
	50,609,000		5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(169,880)	2,189,994
	549,170,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	196,447	2,255,549
	571,730,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	247,744	2,285,467
	12,500,000		7/20/45	0.560% annually	Daily SOFR annually	—	2,738,617
	76,838,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	594,793	17,191,016
	3,023,000		2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	17,800	198,256
	5,053,000		2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	5,607	(84,617)
	6,054,600,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	3,232,546	(6,244,037)

Total						$4,180,915	$18,979,754

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	37

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Volkswagen International Finance NV, 0.500%, due 3/30/21)	7,380,000	EUR	12/20/24	0.543%	1.000% quarterly	$156,907	$70,287	$86,620

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	7,380,000	EUR	12/20/24	0.413%	1.000% quarterly	$(202,056)	$(138,013)	$(64,043)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.35 Index	$1,410,000	12/20/25	5.000% quarterly	$(115,710)	$(110,348)	$(5,362)
Markit CDX.NA.IG.34 Index	230,000	6/20/25	1.000% quarterly	(3,568)	(3,415)	(153)
Markit CDX.NA.IG.35 Index	34,725,000	12/20/25	1.000% quarterly	(719,849)	(794,919)	75,070
Markit CDX.NA.IG.35 Index	57,130,000	12/20/30	1.000% quarterly	(111,918)	(146,499)	34,581

Total	$93,495,000			$(951,045)	$(1,055,181)	$104,136

See Notes to Schedule of Investments.

38	Western Asset Total Return Unconstrained Fund 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

5

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
EUR	— Euro
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2021 Quarterly Report	39

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

40

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

41

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$225,234,142	—	$225,234,142
Corporate Bonds & Notes:
Financials	—	29,836,635	$918,500	30,755,135
Other Corporate Bonds & Notes	—	152,086,850	—	152,086,850
Sovereign Bonds	—	131,377,141	—	131,377,141
Collateralized Mortgage Obligations	—	101,704,225	—	101,704,225
Senior Loans:
Consumer Discretionary	—	19,084,639	1,563,900	20,648,539
Financials	—	11,867,414	1,618,542	13,485,956
Industrials	—	17,121,804	1,348,128	18,469,932
Other Senior Loans	—	43,985,282	—	43,985,282
Asset-Backed Securities	—	67,718,938	—	67,718,938
Non-U.S. Treasury Inflation Protected Securities	—	51,036,305	—	51,036,305
Mortgage-Backed Securities	—	26,652,010	—	26,652,010
Municipal Bonds	—	4,848,918	—	4,848,918
Purchased Options:
Exchange-Traded Purchased Options	$637,345	—	—	637,345
OTC Purchased Options	—	1,058,752	—	1,058,752

Total Long-Term Investments	637,345	883,613,055	5,449,070	889,699,470

Short-Term Investments†	45,033,973	—	—	45,033,973

Total Investments	$45,671,318	$883,613,055	$5,449,070	$934,733,443

Other Financial Instruments:
Futures Contracts	$11,806,617	—	—	$11,806,617
Forward Foreign Currency Contracts	—	$2,891,042	—	2,891,042
OTC Interest Rate Swaps‡	—	174,250	—	174,250
Centrally Cleared Interest Rate Swaps	—	26,858,899	—	26,858,899
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	156,907	—	156,907
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	109,651	—	109,651

Total Other Financial Instruments	$11,806,617	$30,190,749	—	$41,997,366

Total	$57,477,935	$913,803,804	$5,449,070	$976,730,809

42

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$6,980,944	—	—	$6,980,944
OTC Written Options	—	$437,201	—	437,201
Futures Contracts	11,917,263	—	—	11,917,263
Forward Foreign Currency Contracts	—	1,193,019	—	1,193,019
Centrally Cleared Interest Rate Swaps	—	7,879,145	—	7,879,145
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	202,056	—	202,056
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	5,515	—	5,515

Total	$18,898,207	$9,716,936	—	$28,615,143

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the period ended February 28, 2021. The following transactions were effected in such companies for the period ended February 28, 2021.

43

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at May 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2021
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR	$1,460,535	—	—	$1,570,000	1,570,000	—	$43,006	$109,465	—
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	—	$1,450,000	1,450,000	—	—	—	—	1,160	$1,451,160
Western Asset Premier Institutional Government Reserves, Premium Shares	$10,175,997	453,876,857	453,876,857	$419,018,881	419,018,881	—	9,209	—	45,033,973

	$11,636,532	$455,326,857		$420,588,881		—	$52,215	$110,625	$46,485,133

44